UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        June 30, 2008
                                                      -----------------------

Check here if Amendment ; Amendment Number:
                                                      -----------------------
   This Amendment (Check only one.):   /   /  is a restatement.
                                       /   /  adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:          Causeway Capital Management LLC
               ------------------------------------------------------
Address:       11111 Santa Monica Blvd
               ------------------------------------------------------
               15th Floor
               ------------------------------------------------------
               Los Angeles, CA 90025
               ------------------------------------------------------

Form 13F File Number:  28- 11728
                           --------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Gracie V. Fermelia
                 -------------------------------------------------
Title:           Chief Compliance Officer
                 -------------------------------------------------
Phone:           310-231-6107
                 -------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Gracie V. Fermelia        Los Angeles, CA           August 13, 2008
-----------------------       ------------------        --------------------
     [Signature]                [City, State]                  [Date]

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:              0
                                               ------------------------------

Form 13F Information Table Entry Total:         69
                                               ------------------------------

Form 13F Information Table Value Total:         $179,618
                                               ------------------------------
                                                         (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     None






















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

                                                     FORM 13-F INFORMATION TABLE
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
    COLUMN 1             COLUMN 2          COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6    COLUMN 7          COLUMN 8
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                          TITLE                        VALUE    SHRS OR   SH/  PUT/  INVESTMENT    OTHER        VOTING AUTHORITY
 NAME OF ISSUER          OF CLASS           CUSIP     (X$1000)  PRN AMT   PRN  CALL  DISCRETION   MANAGERS   SOLE    SHARED   NONE
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ALLSTATE CORP             COM             020002101       883    19,370   SH            SOLE        NO       19,370

AMGEN INC                 COM             031162100     1,117    23,676   SH            SOLE        NO       23,676

CITIGROUP INC             COM             172967101       668    39,867   SH            SOLE        NO       39,867

DELL INC                  COM             24702R101     1,003    45,843   SH            SOLE        NO       45,843

FEDERAL NATL MTG ASSN     COM             313586109       734    37,634   SH            SOLE        NO       37,634

FEDERAL HOME LN MTG CORP  COM             313400301       408    24,903   SH            SOLE        NO       24,903

HARLEY DAVIDSON INC       COM             412822108       937    25,835   SH            SOLE        NO       25,835

LEAR CORP                 COM             521865105       457    32,233   SH            SOLE        NO       32,233

MATTEL INC                COM             577081102       693    40,464   SH            SOLE        NO       40,464

METLIFE INC               COM             59156R108       806    15,268   SH            SOLE        NO       15,268

MOTOROLA INC              COM             620076109       510    69,532   SH            SOLE        NO       69,532

OMNICARE INC              COM             681904108       688    26,232   SH            SOLE        NO       26,232

RENT A CTR INC NEW        COM             76009N100       847    41,162   SH            SOLE        NO       41,162

SPRINT NEXTEL CORP        COM FON         852061100     1,050   110,552   SH            SOLE        NO      110,552
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

WAL MART STORES INC       COM             931142103     1,053    18,728   SH            SOLE        NO       18,728

WHIRLPOOL CORP            COM             963320106       744    12,045   SH            SOLE        NO       12,045

XL CAP LTD                CL A            G98255105       345    16,800   SH            SOLE        NO       16,800

ALLIED IRISH BKS P L C    SPON ADR ORD    019228402     3,408   110,671   SH            SOLE        NO      110,671

AXA                       SPONSORED ADR   054536107     4,411   149,923   SH            SOLE        NO      149,923

BP PLC                    SPONSORED ADR   055622104     2,168    31,166   SH            SOLE        NO       31,166

BRITISH AMERN TOB PLC     SPONSORED ADR   110448107     7,556   109,116   SH            SOLE        NO      109,116

CREDIT SUISSE GROUP       SPONSORED ADR   225401108     3,451    76,160   SH            SOLE        NO       76,160

CRH PLC                   ADR             12626K203     4,810   168,532   SH            SOLE        NO      168,532

ERICSSON L M TEL CO       ADR B SEK 10    294821608     6,373   612,779   SH            SOLE        NO      612,779

FRANCE TELECOM            SPONSORED ADR   35177Q105     5,668   191,309   SH            SOLE        NO      191,309

GLAXOSMITHKLINE PLC       SPONSORED ADR   37733W105     3,457    78,172   SH            SOLE        NO       78,172

HONDA MOTOR LTD           AMERN SHS       438128308     6,224   182,891   SH            SOLE        NO      182,891

HSBC HOLDINGS PLC         SPON ADR NEW    404280406     3,547    46,249   SH            SOLE        NO       46,249

ING GROEP N V             SPONSORED ADR   456837103     5,436   172,305   SH            SOLE        NO      172,305
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

MANULIFE FINL CORP        COM             56501R106     3,570   102,851   SH            SOLE        NO      102,851

MITSUBISHI UFJ FINL
  GROUP IN                SPONSORED ADR   606822104     4,529   514,647   SH            SOLE        NO      514,647

NOVARTIS A G              SPONSORED ADR   66987V109     6,096   110,752   SH            SOLE        NO      110,752

KONINKLIJKE PHILIPS
  ELECTRS                 NY REG SH NEW   500472303     4,757   140,735   SH            SOLE        NO      140,735

PRECISION DRILLING TR     TR UNIT         740215108     2,512    92,216   SH            SOLE        NO       92,216

REED ELSEVIER N V         SPONSORED ADR   758204101     5,586   166,647   SH            SOLE        NO      166,647

ROYAL DUTCH SHELL PLC     SPON ADR B      780259107     7,137    89,087   SH            SOLE        NO       89,087

SANOFI AVENTIS            SPONSORED ADR   80105N105     3,797   114,271   SH            SOLE        NO      114,271

SHINHAN FINANCIAL
  GROUP CO L              SPN ADR RESTRD  824596100     3,998    44,612   SH            SOLE        NO       44,612

SIEMENS A G               SPONSORED ADR   826197501     7,541    68,477   SH            SOLE        NO       68,477

TELEFONICA S A            SPONSORED ADR   879382208     6,225    78,218   SH            SOLE        NO       78,218

TELUS CORP                NON-VTG SHS     87971M202     3,294    81,680   SH            SOLE        NO       81,680

UBS AG                    SHS NEW         H89231338     2,108   102,030   SH            SOLE        NO      102,030

UNILEVER PLC              SPON ADR NEW    904767704     3,661   128,878   SH            SOLE        NO      128,878
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

VODAFONE GROUP PLC NEW    SPON ADR NEW    92857W209       685    23,257   SH            SOLE        NO       23,257

AMERICA MOVIL SAB DE CV   SPON ADR L SHS  02364W105       760    14,400   SH            SOLE        NO       14,400

AU OPTRONICS CORP         SPONSORED ADR   002255107     2,702   179,130   SH            SOLE        NO      179,130

BRASIL TELECOM SA         SPONS ADR PFD   10553M101       712    22,300   SH            SOLE        NO       22,300

CANADIAN SOLAR INC        COM             136635109       948    23,600   SH            SOLE        NO       23,600

CELLCOM ISRAEL LTD        SHS             M2196U109     1,128    32,984   SH            SOLE        NO       32,984

CEMEX SAB DE CV           SPON ADR NEW    151290889       200     8,100   SH            SOLE        NO        8,100

CHINA MOBILE LIMITED      SPONSORED ADR   16941M109     3,629    54,200   SH            SOLE        NO       54,200

CHINA PETE & CHEM CORP    SPON ADR H SHS  16941R108     2,638    28,400   SH            SOLE        NO       28,400

CHINA TELECOM CORP LTD    SPON ADR H SHS  169426103        98     1,800   SH            SOLE        NO        1,800

COMPANHIA DE SANEAMENTO
  BASICO DE               SPONSORED ADR   20441A102     3,561    69,600   SH            SOLE        NO       69,600

COMPANHIA VALE DO
  RIO DOCE                SPONSORED ADR   204412209     4,309   120,300   SH            SOLE        NO      120,300

COMPANHIA VALE DO
  RIO DOCE                SPON ADR PFD    204412100       457    15,300   SH            SOLE        NO       15,300

CNOOC LTD                 SPONSORED ADR   126132109     2,586    14,900   SH            SOLE        NO       14,900

LG DISPLAY CO LTD         SPONS ADR REP   50186V102     1,790    95,800   SH            SOLE        NO       95,800
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

MECHEL OAO                SPONSORED ADR   583840103       213     4,300   SH            SOLE        NO        4,300

MOBILE TELESYSTEMS OJSC   SPONSORED ADR   607409109     2,812    36,700   SH            SOLE        NO       36,700

PETROLEO BRASILEIRO SA
  PETRO                   SPONSORED ADR   71654V408     9,364   132,200   SH            SOLE        NO      132,200

POSCO                     SPONSORED ADR   693483109       221     1,700   SH            SOLE        NO        1,700

SADIA S A                 SPON ADR PFD    786326108       546    25,600   SH            SOLE        NO       25,600

SASOL LTD                 SPONSORED ADR   803866300       843    14,300   SH            SOLE        NO       14,300

TAIWAN SEMICONDUCTOR
  MFG LTD                 SPONSORED ADR   874039100       802    73,868   SH            SOLE        NO       73,868

TELE NORTE LESTE
  PART S A                SPON ADR PFD    879246106       847    34,000   SH            SOLE        NO       34,000

TEVA PHARMACEUTICAL
  INDS LTD                ADR             881624209       722    15,773   SH            SOLE        NO       15,773

VANGUARD INTL EQUITY
INDEX F                   EMR MKT ETF     922042858       279     6,000   SH            SOLE        NO        6,000

OPEN JT STK CO- VIMPEL
  COMMUN                  SPONSORED ADR   68370R109     2,505    84,400   SH            SOLE        NO       84,400
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